Revenue - Schedule of Revenue Recognized Included in Contract Liability (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Service Revenue [Member]
Schedule of Revenue-Related Contract Assets and Liabilities [Line Items]
Service revenue	$ 42,673	$ 54,199